LIQUIDITY (Details Narrative)			1 Months Ended		12 Months Ended
	Mar. 16, 2025 USD ($)	May 16, 2024 USD ($)	Mar. 31, 2025 USD ($)	May 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2022 USD ($)
Line of Credit Facility [Line Items]
Proceeds from Issuance or Sale of Equity				$ 5,600,000
Proceeds from Issuance Initial Public Offering	$ 12,000,000		$ 10,700,000		$ 10,672,912	$ 5,600,000	$ 2,027,544
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation					6,265,978	658,610	112,751		$ 840,861
Working capital					19,500,000
Net Income (Loss) Attributable to Parent					1,994,768	(398,172)	$ (4,595,982)
Short-Term Debt					10,248,225	5,719,493
Long-Term Debt, Current Maturities					1,081,613	461,765
Long-Term Debt, Excluding Current Maturities					842,815	970,061
Cash on hand					3,765,978	$ 80,466		¥ 500,000
Proceeds from our private offering		$ 5,600,000
Operating Plan [Member]
Line of Credit Facility [Line Items]
Cash on hand			6,300,000
Proceeds from our private offering			$ 10,700,000
PRC Banks [Member]
Line of Credit Facility [Line Items]
Loans Payable, Current					12,200,000
Short-Term Debt					10,200,000
Long-Term Debt, Current Maturities					1,100,000
Long-Term Debt, Excluding Current Maturities					$ 900,000